Schedule H; Line 4i - Schedule of Assets (Held at End of Year) (Details) - Retirement Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	74-1563240
Plan number	004
Fair value to contract value adjustment	$ 32,067,447
Notes Receivable from Participants	209,714,984
Total assets held for investment	18,807,267,812
Investments, At Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,539,922,974
Investment, Fair Value, Held At Contract Value
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	1,057,629,854
Current Value	$ 1,025,562,407
Investments At Contract Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,057,629,854
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants with interest rates ranging from 3.25% to 9.50%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants with interest rates ranging from 3.25% to 9.50%	9.50%
Investment, Identifier [Axis]: Dodge and Cox, Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	130,041,732
Current Value	$ 2,157,392,326
Investment, Identifier [Axis]: Empower Annuity Insurance Company | Capital Group Europacific Growth SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	47,386,442
Current Value	$ 675,099,909
Investment, Identifier [Axis]: Fidelity Institutional Asset Management Trust Company, FIAM Small Cap Core Class
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	1,696,272
Current Value	$ 392,754,889
Investment, Identifier [Axis]: Goldman Sachs | 2025 Term
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,854,284
Investment, Identifier [Axis]: Goldman Sachs | 2026 Term
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,630,762
Investment, Identifier [Axis]: Goldman Sachs | 2027 Term
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	76,850,411
Investment, Identifier [Axis]: Goldman Sachs | 2028 Term
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	76,789,019
Investment, Identifier [Axis]: Goldman Sachs | 2029 Term
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	69,608,771
Investment, Identifier [Axis]: Goldman Sachs | Intermediate Core
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 255,734,332
Investment, Identifier [Axis]: Jennison Associates, Harbor Capital Appreciation Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	137,512,631
Current Value	$ 2,814,883,565
Investment, Identifier [Axis]: Loomis Sayles | Intermediate Gov/Credit
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	144,033,497
Investment, Identifier [Axis]: Morgan Stanley | Institutional Liquidity Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,448,036
Investment, Identifier [Axis]: Morgan Stanley, Institutional Liquidity Government Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	13,741,083
Current Value	$ 13,741,083
Investment, Identifier [Axis]: Prudential | Core Conservative Int. Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	154,537,652
Investment, Identifier [Axis]: Self Directed Brokerage Window, Self Directed Brokerage Window
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 390,391,341
Investment, Identifier [Axis]: Southwest Airlines Co. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	6,875,925
Current Value	$ 582,676,679
Investment, Identifier [Axis]: Vanguard, 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	9,292,964
Current Value	$ 2,621,359,409
Investment, Identifier [Axis]: Vanguard, Vanguard Inst. Extended Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	910,895
Current Value	$ 170,947,699
Investment, Identifier [Axis]: Vanguard, Vanguard Inst. Total Bond Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	1,539,481
Current Value	$ 162,846,332
Investment, Identifier [Axis]: Vanguard, Vanguard Inst. Total Int. Stock Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	1,480,519
Current Value	$ 252,073,091
Investment, Identifier [Axis]: Vanguard, Vanguard Short-term Inflation Protected Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	3,525,602
Current Value	$ 87,505,435
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire 2030 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	7,990,558
Current Value	$ 1,016,558,829
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire 2035 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	8,622,522
Current Value	$ 1,129,032,995
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire 2040 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	7,357,346
Current Value	$ 990,666,621
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire 2045 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	6,574,915
Current Value	$ 909,507,968
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire 2050 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	6,063,743
Current Value	$ 859,171,795
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire 2055 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	4,746,240
Current Value	$ 672,684,663
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire 2060 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	2,456,778
Current Value	$ 348,297,392
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire 2065 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	1,101,823
Current Value	$ 156,150,292
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire 2070 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	310,440
Current Value	$ 52,166,405
Investment, Identifier [Axis]: Vanguard, Vanguard Target Retire Inc & Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	6,398,843
Current Value	$ 727,164,506
Investment, Identifier [Axis]: Voya | Wellington Intermediate Core
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 143,075,644
Investment, Identifier [Axis]: Wellington Trust Company, CIF II Core Bond Plus Series 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares or units held | shares	38,999,973
Current Value	$ 356,849,750